Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	¥ 949,413	¥ 1,046,466
Marketable securities	936,731	832,566
Notes and accounts receivable, trade	986,500	946,553
Allowance for doubtful accounts and sales returns	(86,598)	(75,513)
Inventories	665,432	733,943
Other receivables	231,947	224,630
Deferred income taxes	47,788	53,068
Prepaid expenses and other current assets	466,688	443,173
Total current assets	4,197,901	4,204,886
Film costs	305,232	275,799
Investments and advances:
Affiliated companies	171,063	181,263
Securities investments and other	8,360,290	7,737,748
Long-term Investments, Total	8,531,353	7,919,011
Property, plant and equipment:
Land	123,629	125,890
Buildings	679,125	674,841
Machinery and equipment	1,764,241	1,705,774
Construction in progress	35,786	39,771
Property, Plant and Equipment, Gross, Total	2,602,781	2,546,276
Less - Accumulated depreciation	1,863,496	1,796,266
Property, plant and equipment, net	739,285	750,010
Other assets:
Intangibles, net	642,361	675,663
Goodwill	561,255	691,803
Deferred insurance acquisition costs	520,571	497,772
Deferred income taxes	89,637	105,442
Other	246,736	213,334
Other noncurrent assets	2,060,560	2,184,014
Total assets	15,834,331	15,333,720
Current liabilities:
Short-term borrowings	62,008	111,836
Current portion of long-term debt	159,517	265,918
Notes and accounts payable, trade	622,215	712,829
Accounts payable, other and accrued expenses	1,374,099	1,175,413
Accrued income and other taxes	98,414	81,842
Deposits from customers in the banking business	1,872,965	1,890,023
Other	556,372	545,753
Total current liabilities	4,745,590	4,783,614
Long-term debt	712,087	916,648
Accrued pension and severance costs	298,753	284,963
Deferred income taxes	445,876	410,896
Future insurance policy benefits and other	4,122,372	3,824,572
Policyholders' account in the life insurance business	2,259,514	2,023,472
Other	316,422	302,299
Total liabilities	12,900,614	12,546,464
Redeemable noncontrolling interest	¥ 5,248	¥ 4,115
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2014 - Shares authorized: 3,600,000,000; shares issued: 1,044,707,767 2015 - Shares authorized: 3,600,000,000; shares issued: 1,169,773,260	¥ 707,038	¥ 646,654
Additional paid-in capital	1,185,777	1,127,090
Retained earnings	813,765	940,262
Accumulated other comprehensive income -
Unrealized gains on securities, net	154,153	127,509
Pension liability adjustment	(201,131)	(180,039)
Foreign currency translation adjustments	(338,305)	(399,055)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(385,283)	(451,585)
Treasury stock, at cost Common stock 2014 - 1,026,618 shares 2015 - 1,031,323 shares	(4,220)	(4,284)
Stockholders' Equity Attributable to Parent, Total	2,317,077	2,258,137
Noncontrolling interests	611,392	525,004
Total equity	2,928,469	2,783,141
Total liabilities and equity	¥ 15,834,331	¥ 15,333,720